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                                                                          497(j)

                                           December 30, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Van Kampen Equity Trust II-- Rule 497(j) Filing
          (Filing Nos. 333-75493 and 811-09279)

Ladies and Gentlemen:

         Van Kampen Equity Trust II filed via EDGAR on December 20, 2002 a copy of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that, except for the prospectuses of the Van Kampen Technology Fund and the Van Kampen International Advantage Fund, the prospectuses and statement of additional information contained therein do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules. The final prospectuses for the Van Kampen Technology Fund and the Van Kampen International Advantage Fund have been filed with the Commission under separate cover.

         Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863 or Sara L. Badler at (212) 762-5295.

                                           Very truly yours,

                                           /s/ Charles B. Taylor